Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes (Tables) [Abstract]
Schedule of income before income taxes by jurisdiction
	2013	2012	2011
Current:
Germany	$81,117	$52,862	$67,484
United States	387,017	342,250	278,634
Other	116,186	139,136	106,087
	584,320	534,248	452,205

Deferred:
Germany	(33,106)	10,478	14,565
United States	47,298	98,200	139,282
Other	(6,500)	(37,790)	(4,955)
	7,692	70,888	148,892
	$592,012	$605,136	$601,097

Schedule of income tax expense reconciliation
	2013	2012	2011

Expected corporate income tax expense	$538,770	$554,613	$506,121
Tax free income	(64,141)	(90,943)	(38,926)
Income from at equity investments	(4,869)	(2,133)	(6,883)
Tax rate differentials	132,977	137,527	140,079
Non-deductible expenses	20,564	19,961	4,536
Taxes for prior years	(6,389)	22,420	144
Change in valuation allowance	3,154	(19,680)	5,544
Noncontrolling partnership interests	(55,023)	(49,081)	(31,300)
Other	26,969	32,452	21,782
Actual income tax expense	$592,012	$605,136	$601,097
Effective tax rate	32.0%	31.3%	33.8%

Schedule of components of deferred tax assets
	2013	2012
Deferred tax assets:
Accounts receivable	$8,789	$5,847
Inventory	9,731	9,434
Property, plant and equipment, intangible and other non-current assets	20,093	28,470
Accrued expenses and other liabilities	305,664	318,827
Pensions	97,958	123,363
Net operating loss carryforwards, tax credit carryforwards and interest carryforwards	141,727	107,595
Derivatives	2,169	4,856
Stock-based compensation	22,710	24,758
Other	13,632	13,136
Total deferred tax assets	$622,473	$636,286
Less: valuation allowance	(48,563)	(44,191)
Net deferred tax assets	$573,910	$592,095

Deferred tax liabilities:
Accounts receivable	$43,031	$17,036
Inventory	12,264	11,847
Property, plant and equipment, intangible and other non-current assets	776,254	748,271
Accrued expenses and other liabilities	17,197	21,651
Derivatives	2,274	2,202
Other	117,255	128,403
Total deferred tax liabilities	968,275	929,410
Net deferred tax assets (liabilities)	$(394,365)	$(337,315)

Summary of operating loss carryforwards
2014	$38,550
2015	38,134
2016	54,139
2017	55,956
2018	50,907
2019	39,707
2020	33,619
2021	34,042
2022	34,046
2023 and thereafter	34,676
Without expiration date	92,906
Total	$506,682

Summary of income tax contingencies
Unrecognized tax benefits (net of interest)	2013	2012	2011

Balance at January 1,	$225,198	$223,829	$405,900
Increases in unrecognized tax benefits prior periods	25,260	13,232	24,046
Decreases in unrecognized tax benefits prior periods	(11,445)	(5,913)	(24,897)
Increases in unrecognized tax benefits current period	10,062	17,903	16,157
Changes related to settlements with tax authorities	(52,325)	(14,763)	(208,484)
Reductions as a result of a lapse of the statute of limitations	-	-	(3,100)
Foreign currency translation	3,174	(9,090)	14,207
Balance at December 31,	$199,924	$225,198	$223,829